united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

HCM Defender 100 Index ETF

(QQH) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$45	0.85%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$566,236,995
  Number of Portfolio Holdings94
  Advisory Fee $2,015,404
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.0%
Exchange-Traded Funds	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
45.6%
Equity
18.9%
Communications
13.3%
Consumer Discretionary
11.7%
Consumer Staples
3.2%
Health Care
3.2%
Industrials
1.6%
Materials
0.8%
Utilities
0.8%
Energy
0.3%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.6%
Health Care	3.2%
Consumer Staples	3.2%
Consumer Discretionary	11.7%
Communications	13.3%
Equity	18.9%
Technology	45.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	18.9%
Apple, Inc.	13.0%
Microsoft Corporation	10.9%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	4.5%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

TSR-SAR 123124-QQH

HCM Defender 100 Index ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-QQH

HCM Defender 500 Index ETF

(LGH) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$45	0.87%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$444,949,616
  Number of Portfolio Holdings455
  Advisory Fee $1,632,038
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.9%
Exchange-Traded Funds	18.1%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.9%
Equity
18.2%
Consumer Discretionary
9.4%
Health Care
8.2%
Financials
7.9%
Communications
7.5%
Industrials
5.2%
Consumer Staples
4.0%
Energy
2.7%
Utilities
1.5%
Real Estate
1.4%
Materials
1.4%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Materials	1.4%
Real Estate	1.4%
Utilities	1.5%
Energy	2.7%
Consumer Staples	4.0%
Industrials	5.2%
Communications	7.5%
Financials	7.9%
Health Care	8.2%
Consumer Discretionary	9.4%
Equity	18.2%
Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	18.2%
Apple, Inc.	7.6%
NVIDIA Corporation	6.7%
Microsoft Corporation	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.0%
JPMorgan Chase & Company	1.3%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

HCM Defender 500 Index ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.howardcmetfs.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LGH

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Semi-Annual Financial Statements

and Additional Information

December 31, 2024

1-770-642-4902

www.howardcmetfs.com

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5%
	ADVERTISING & MARKETING - 0.2%
12,051	Trade Desk, Inc. (The), Class A(a)	$1,416,354

	AUTOMOTIVE - 4.5%
63,547	Tesla, Inc.(a)	25,662,820

	BEVERAGES - 1.2%
4,425	Coca-Cola Europacific Partners plc	339,884
19,785	Keurig Dr Pepper, Inc.	635,494
11,849	Monster Beverage Corporation(a)	622,783
32,674	PepsiCo, Inc.	4,968,409
		6,566,570
	BIOTECH & PHARMA – 2.0%
12,262	Amgen, Inc.	3,195,968
3,592	Biogen, Inc.(a)	549,289
1,906	BioNTech S.E. - ADR(a)	217,189
29,934	Gilead Sciences, Inc.	2,765,004
7,673	Moderna, Inc.(a)	319,043
2,407	Regeneron Pharmaceuticals, Inc.(a)	1,714,578
5,959	Vertex Pharmaceuticals, Inc.(a)	2,399,689
		11,160,760
	CABLE & SATELLITE - 0.8%
2,252	Charter Communications, Inc., Class A(a)	771,918
99,121	Comcast Corporation, Class A	3,720,011
		4,491,929
	CHEMICALS - 0.8%
11,330	Linde plc	4,743,531

	COMMERCIAL SUPPORT SERVICES - 0.2%
7,504	Cintas Corporation	1,370,981

	DIVERSIFIED INDUSTRIALS - 0.6%
15,082	Honeywell International, Inc.	3,406,872

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	E-COMMERCE DISCRETIONARY - 5.7%
129,046	Amazon.com, Inc.(a)	$28,311,402
12,570	eBay, Inc.	778,712
984	MercadoLibre, Inc.(a)	1,673,233
14,386	PDD Holdings, Inc. - ADR(a)	1,395,298
		32,158,645
	ELECTRIC UTILITIES - 0.8%
11,836	American Electric Power Company, Inc.	1,091,634
7,513	Constellation Energy Corporation	1,680,734
22,356	Exelon Corporation	841,480
13,020	Xcel Energy, Inc.	879,110
		4,492,958
	ENTERTAINMENT CONTENT - 0.1%
5,773	Electronic Arts, Inc.	844,590

	FOOD - 0.4%
17,493	Kraft Heinz Company (The)	537,210
29,993	Mondelez International, Inc., A	1,791,482
		2,328,692
	INDUSTRIAL SUPPORT SERVICES - 0.2%
12,809	Fastenal Company	921,095

	INTERNET MEDIA & SERVICES - 11.7%
9,468	Airbnb, Inc., Class A(a)	1,244,190
65,524	Alphabet, Inc., Class A	12,403,693
64,810	Alphabet, Inc., Class C	12,342,416
759	Booking Holdings, Inc.	3,771,031
46,661	Meta Platforms, Inc., Class A	27,320,482
10,152	Netflix, Inc.(a)	9,048,681
		66,130,493
	LEISURE FACILITIES & SERVICES - 0.7%
5,658	Marriott International, Inc., Class A	1,578,243
25,718	Starbucks Corporation	2,346,767
		3,925,010

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2%
8,536	DexCom, Inc.(a)	$663,845
8,351	GE HealthCare Technologies, Inc.	652,881
1,777	IDEXX Laboratories, Inc.(a)	734,683
4,026	Illumina, Inc.(a)	537,994
7,912	Intuitive Surgical, Inc.(a)	4,129,748
		6,719,151
	OIL & GAS PRODUCERS - 0.1%
3,849	Diamondback Energy, Inc.	630,582

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
23,550	Baker Hughes Company	966,021

	RETAIL - CONSUMER STAPLES - 1.7%
10,309	Costco Wholesale Corporation	9,445,828

	RETAIL - DISCRETIONARY - 0.6%
2,492	Lululemon Athletica, Inc.(a)	952,966
1,301	O’Reilly Automotive, Inc.(a)	1,542,726
7,487	Ross Stores, Inc.	1,132,558
		3,628,250
	SEMICONDUCTORS - 15.2%
39,392	Advanced Micro Devices, Inc.(a)	4,758,160
11,187	Analog Devices, Inc.	2,376,790
22,244	Applied Materials, Inc.	3,617,542
112,314	Broadcom, Inc.	26,038,877
1,469	GLOBALFOUNDRIES, Inc.(a)	63,035
97,748	Intel Corporation	1,959,847
2,890	KLA Corporation	1,821,047
28,054	Lam Research Corporation	2,026,340
18,357	Marvell Technology, Inc.	2,027,531
12,012	Microchip Technology, Inc.	688,888
23,877	Micron Technology, Inc.	2,009,488
211,230	NVIDIA Corporation	28,366,076
5,790	NXP Semiconductors N.V.	1,203,452

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	SEMICONDUCTORS - 15.2% (Continued)
9,696	ON Semiconductor Corporation(a)	$611,333
29,444	QUALCOMM, Inc.	4,523,187
20,500	Texas Instruments, Inc.	3,843,955
		85,935,548
	SOFTWARE - 15.0%
11,198	Adobe, Inc.(a)	4,979,527
1,823	ANSYS, Inc.(a)	614,953
3,274	Atlassian Corporation, Class A(a)	796,826
4,579	Autodesk, Inc.(a)	1,353,415
5,848	Cadence Design Systems, Inc.(a)	1,757,090
4,702	Crowdstrike Holdings, Inc., Class A(a)	1,608,836
4,868	Datadog, Inc., Class A(a)	695,589
15,236	Fortinet, Inc.(a)	1,439,497
5,834	Intuit, Inc.	3,666,669
146,623	Microsoft Corporation	61,801,594
12,758	Palo Alto Networks, Inc.(a)	2,321,446
2,282	Roper Technologies, Inc.	1,186,298
3,158	Synopsys, Inc.(a)	1,532,767
4,306	Workday, Inc., Class A(a)	1,111,077
		84,865,584
	TECHNOLOGY HARDWARE - 14.0%
292,388	Apple, Inc.	73,219,803
98,475	Cisco Systems, Inc.	5,829,720
5,428	Super Micro Computer, Inc.(a)	165,445
		79,214,968
	TECHNOLOGY SERVICES - 1.4%
8,898	Automatic Data Processing, Inc.	2,604,712
11,619	Cognizant Technology Solutions Corporation, Class A	893,501
8,727	CoStar Group, Inc.(a)	624,766
6,987	Paychex, Inc.	979,717
24,629	PayPal Holdings, Inc.(a)	2,102,085
3,235	Verisk Analytics, Inc.	891,016
		8,095,797

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TELECOMMUNICATIONS - 0.4%
11,730	T-Mobile US, Inc.	$2,589,163

	TRANSPORTATION & LOGISTICS - 0.4%
45,131	CSX Corporation	1,456,378
4,216	Old Dominion Freight Line, Inc.	743,702
		2,200,080
	TRANSPORTATION EQUIPMENT - 0.2%
11,337	PACCAR, Inc.	1,179,275

	WHOLESALE - DISCRETIONARY - 0.2%
18,139	Copart, Inc.(a)	1,040,997

	TOTAL COMMON STOCKS (Cost $326,671,087)	456,132,544

	EXCHANGE-TRADED FUND — 18.9%
	EQUITY - 18.9%
1,350,672	ProShares UltraPro QQQ (Cost $86,194,737)	106,878,675

	TOTAL INVESTMENTS - 99.4% (Cost $412,865,824)	$563,011,219
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	3,225,776
	NET ASSETS - 100.0%	$566,236,995

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1%
	ADVERTISING & MARKETING - 0.1%
1,273	Omnicom Group, Inc.	$109,529
3,528	Trade Desk, Inc. (The), Class A(a)	414,646
		524,175
	AEROSPACE & DEFENSE - 1.0%
3,575	Boeing Company (The)(a)	632,775
1,444	General Dynamics Corporation	380,480
2,611	Howmet Aerospace, Inc.	285,565
1,234	L3Harris Technologies, Inc.	259,486
1,652	Lockheed Martin Corporation	802,773
958	Northrop Grumman Corporation	449,580
9,361	RTX Corporation	1,083,255
310	Teledyne Technologies, Inc.(a)	143,880
1,266	Textron, Inc.	96,836
273	TransDigm Group, Inc.	345,967
		4,480,597
	APPAREL & TEXTILE PRODUCTS - 0.2%
792	Deckers Outdoor Corporation(a)	160,847
8,181	NIKE, Inc., Class B	619,057
		779,904
	ASSET MANAGEMENT - 1.0%
646	Ameriprise Financial, Inc.	343,950
2,648	Apollo Global Management, Inc.	437,344
902	Ares Management Corporation, Class A	159,681
915	Blackrock, Inc.	937,975
4,606	Blackstone, Inc.	794,167
8,912	Charles Schwab Corporation (The)	659,577
4,075	KKR & Company, Inc.	602,733
411	LPL Financial Holdings, Inc.	134,196
1,281	Raymond James Financial, Inc.	198,978
1,394	T Rowe Price Group, Inc.	157,647
		4,426,248
	AUTOMOTIVE - 2.4%
26,380	Ford Motor Company	261,162
9,675	General Motors Company	515,387

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	AUTOMOTIVE - 2.4% (Continued)
24,041	Tesla, Inc.(a)	$9,708,718
		10,485,267
	BANKING - 2.9%
46,792	Bank of America Corporation	2,056,508
12,316	Citigroup, Inc.	866,923
2,558	Citizens Financial Group, Inc.	111,938
5,161	Fifth Third Bancorp	218,207
9,428	Huntington Bancshares, Inc.	153,394
24,859	JPMorgan Chase & Company	5,958,951
5,832	KeyCorporation	99,960
1,085	M&T Bank Corporation	203,991
2,670	PNC Financial Services Group, Inc. (The)	514,910
6,399	Regions Financial Corporation	150,504
8,815	Truist Financial Corporation	382,395
9,470	US Bancorp	452,950
23,748	Wells Fargo & Company	1,668,060
		12,838,691
	BEVERAGES - 0.8%
2,263	Brown-Forman Corporation, Class B	85,949
25,617	Coca-Cola Company (The)	1,594,915
1,068	Constellation Brands, Inc., Class A	236,028
6,208	Keurig Dr Pepper, Inc.	199,401
3,513	Monster Beverage Corporation(a)	184,643
9,088	PepsiCo, Inc.	1,381,921
		3,682,857
	BIOTECH & PHARMA - 4.0%
11,925	AbbVie, Inc.	2,119,073
792	Alnylam Pharmaceuticals, Inc.(a)	186,366
3,511	Amgen, Inc.	915,107
986	Biogen, Inc.(a)	150,779
1,133	BioMarin Pharmaceutical, Inc.(a)	74,472
14,204	Bristol-Myers Squibb Company	803,378
7,323	Eli Lilly & Company	5,653,355
8,538	Gilead Sciences, Inc.	788,655

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	BIOTECH & PHARMA - 4.0% (Continued)
18,830	Johnson & Johnson	$2,723,195
17,164	Merck & Company, Inc.	1,707,475
2,321	Moderna, Inc.(a)	96,507
39,748	Pfizer, Inc.	1,054,514
662	Regeneron Pharmaceuticals, Inc.(a)	471,562
1,695	Vertex Pharmaceuticals, Inc.(a)	682,577
6,967	Viatris, Inc.	86,739
3,039	Zoetis, Inc.	495,144
		18,008,898
	CABLE & SATELLITE - 0.3%
611	Charter Communications, Inc., Class A(a)	209,432
27,004	Comcast Corporation, Class A	1,013,461
		1,222,893
	CHEMICALS - 0.9%
1,306	Air Products and Chemicals, Inc.	378,792
538	Avery Dennison Corporation	100,676
1,219	CF Industries Holdings, Inc.	104,005
5,149	Corteva, Inc.	293,287
4,564	Dow, Inc.	183,153
2,809	DuPont de Nemours, Inc.	214,186
1,622	Ecolab, Inc.	380,067
1,798	International Flavors & Fragrances, Inc.	152,021
3,141	Linde plc	1,315,042
1,697	LyondellBasell Industries N.V., A	126,036
1,479	PPG Industries, Inc.	176,667
637	RPM International, Inc.	78,389
1,489	Sherwin-Williams Company (The)	506,156
		4,008,477
	COMMERCIAL SUPPORT SERVICES - 0.3%
2,164	Cintas Corporation	395,363
1,225	Republic Services, Inc.	246,446
2,626	Waste Management, Inc.	529,900
		1,171,709

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	CONSTRUCTION MATERIALS - 0.2%
360	Carlisle Companies, Inc.	$132,782
4,318	CRH plc	399,502
413	Martin Marietta Materials, Inc.	213,315
906	Vulcan Materials Company	233,050
		978,649
	CONTAINERS & PACKAGING - 0.1%
1,972	Ball Corporation	108,716
1,951	International Paper Company	105,003
605	Packaging Corporation of America	136,204
		349,923
	DATA CENTER REIT - 0.2%
2,005	Digital Realty Trust, Inc.	355,547
579	Equinix, Inc.	545,933
		901,480
	DIVERSIFIED INDUSTRIALS - 1.0%
3,448	3M Company	445,102
965	Dover Corporation	181,034
2,462	Eaton Corporation PLC	817,064
3,707	Emerson Electric Company	459,409
7,005	General Electric Company	1,168,364
4,308	Honeywell International, Inc.	973,134
1,949	Illinois Tool Works, Inc.	494,188
		4,538,295
	E-COMMERCE DISCRETIONARY - 4.1%
83,191	Amazon.com, Inc.(a)	18,251,273
3,229	eBay, Inc.	200,037
		18,451,310
	ELECTRIC UTILITIES - 1.5%
1,968	Alliant Energy Corporation	116,388
1,662	Ameren Corporation	148,151
3,274	American Electric Power Company, Inc.	301,961
3,546	CenterPoint Energy, Inc.	112,515
1,710	CMS Energy Corporation	113,972
2,147	Consolidated Edison, Inc.	191,577

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	ELECTRIC UTILITIES - 1.5% (Continued)
2,096	Constellation Energy Corporation	$468,896
5,707	Dominion Energy, Inc.	307,379
1,286	DTE Energy Company	155,285
5,095	Duke Energy Corporation	548,935
2,518	Edison International	201,037
2,618	Entergy Corporation	198,497
1,286	Evergy, Inc.	79,153
2,356	Eversource Energy	135,305
6,512	Exelon Corporation	245,112
3,605	FirstEnergy Corporation	143,407
14,006	NextEra Energy, Inc.	1,004,089
15,288	PG&E Corporation	308,512
5,066	PPL Corporation	164,442
3,141	Public Service Enterprise Group, Inc.	265,383
4,130	Sempra Energy	362,284
7,059	Southern Company (The)	581,096
1,989	WEC Energy Group, Inc.	187,046
3,789	Xcel Energy, Inc.	255,833
		6,596,255
	ELECTRICAL EQUIPMENT - 0.9%
1,485	AMETEK, Inc.	267,686
7,458	Amphenol Corporation, Class A	517,958
5,635	Carrier Global Corporation	384,645
2,453	Fortive Corporation	183,975
1,678	GE Vernova, LLC	551,946
307	Hubbell, Inc.	128,599
4,413	Johnson Controls International plc	348,318
1,054	Keysight Technologies, Inc.(a)	169,304
2,741	Otis Worldwide Corporation	253,844
743	Rockwell Automation, Inc.	212,342
1,427	Trane Technologies PLC	527,062
1,539	Trimble, Inc.(a)	108,746
3,066	Vertiv Holdings Company	348,328
		4,002,753

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	ENGINEERING & CONSTRUCTION - 0.1%
720	Jacobs Solutions, Inc.	$96,206
921	Quanta Services, Inc.	291,082
		387,288
	ENTERTAINMENT CONTENT - 0.5%
1,671	Electronic Arts, Inc.	244,467
2,467	ROBLOX Corporation, Class A(a)	142,741
1,074	Take-Two Interactive Software, Inc.(a)	197,702
11,387	Walt Disney Company (The)	1,267,942
16,294	Warner Bros Discovery, Inc.(a)	172,228
		2,025,080
	FOOD - 0.3%
3,447	Conagra Brands, Inc.	95,654
3,916	General Mills, Inc.	249,723
988	Hershey Company (The)	167,318
1,840	Kellanova	148,985
4,881	Kraft Heinz Company (The)	149,896
1,477	McCormick & Company, Inc.	112,606
8,845	Mondelez International, Inc., A	528,312
2,047	Tyson Foods, Inc., Class A	117,580
		1,570,074
	GAMING REIT - 0.0%(b)
6,805	VICI Properties, Inc.	198,774

	GAS & WATER UTILITIES - 0.1%
1,279	American Water Works Company, Inc.	159,223
838	Atmos Energy Corporation	116,708
		275,931
	HEALTH CARE FACILITIES & SERVICES - 1.8%
1,518	Cardinal Health, Inc.	179,534
1,119	Cencora, Inc.	251,417
3,591	Centene Corporation(a)	217,543
1,981	Cigna Group (The)	547,033
8,704	CVS Health Corporation	390,723
1,524	Elevance Health, Inc.	562,203

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8% (Continued)
1,399	HCA Healthcare, Inc.	$419,910
821	Humana, Inc.	208,296
1,147	IQVIA Holdings, Inc.(a)	225,397
612	Labcorp Holdings, Inc.	140,344
888	McKesson Corporation	506,080
359	Molina Healthcare, Inc.(a)	104,487
725	Quest Diagnostics, Inc.	109,374
7,889	UnitedHealth Group, Inc.	3,990,729
		7,853,070
	HEALTH CARE REIT - 0.1%
3,031	Ventas, Inc.	178,496
3,368	Welltower, Inc.	424,469
		602,965
	HOME CONSTRUCTION - 0.2%
2,097	DR Horton, Inc.	293,203
1,582	Lennar Corporation, Class A	215,737
1,697	Masco Corporation	123,151
17	NVR, Inc.(a)	139,041
1,571	PulteGroup, Inc.	171,082
		942,214
	HOUSEHOLD PRODUCTS - 0.9%
1,424	Church & Dwight Company, Inc.	149,107
720	Clorox Company (The)	116,935
5,569	Colgate-Palmolive Company	506,278
1,409	Estee Lauder Companies, Inc. (The), Class A	105,647
11,697	Kenvue, Inc.	249,731
2,120	Kimberly-Clark Corporation	277,805
16,058	Procter & Gamble Company (The)	2,692,123
		4,097,626
	INDUSTRIAL REIT - 0.1%
6,189	Prologis, Inc.	654,176

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,742	Fastenal Company	269,087

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.2% (Continued)
412	United Rentals, Inc.	$290,229
233	WW Grainger, Inc.	245,594
		804,910
	INFRASTRUCTURE REIT - 0.2%
3,160	American Tower Corporation, Class A	579,575
2,682	Crown Castle, Inc.	243,418
726	SBA Communications Corporation, Class A	147,959
144	Texas Pacific Land Corporation	159,258
		1,130,210
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,936	Bank of New York Mellon Corporation (The)	379,233
724	Cboe Global Markets, Inc.	141,470
2,199	CME Group, Inc.	510,674
2,166	Goldman Sachs Group, Inc. (The)	1,240,294
3,511	Intercontinental Exchange, Inc.	523,174
8,605	Morgan Stanley	1,081,821
2,466	Nasdaq, Inc.	190,646
1,353	Northern Trust Corporation	138,683
1,916	State Street Corporation	188,055
		4,394,050
	INSURANCE - 2.6%
3,537	Aflac, Inc.	365,867
1,711	Allstate Corporation (The)	329,864
4,556	American International Group, Inc.	331,677
1,246	Aon PLC, A	447,513
2,230	Arch Capital Group Ltd.	205,941
1,424	Arthur J Gallagher & Company	404,202
11,527	Berkshire Hathaway, Inc., Class B(a)	5,224,959
1,311	Brown & Brown, Inc.	133,748
2,625	Chubb Ltd.	725,288
956	Cincinnati Financial Corporation	137,377
2,164	Hartford Financial Services Group, Inc. (The)	236,742
79	Markel Group, Inc.(a)	136,372
3,047	Marsh & McLennan Companies, Inc.	647,213

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	INSURANCE - 2.6% (Continued)
4,266	MetLife, Inc.	$349,300
1,395	Principal Financial Group, Inc.	107,987
3,770	Progressive Corporation (The)	903,330
2,455	Prudential Financial, Inc.	290,991
1,501	Travelers Companies, Inc. (The)	361,576
2,124	W R Berkley Corporation	124,296
646	Willis Towers Watson PLC	202,353
		11,666,596
	INTERNET MEDIA & SERVICES – 6.0%
2,715	Airbnb, Inc., Class A(a)	356,778
50,764	Alphabet, Inc., Class A	9,609,625
221	Booking Holdings, Inc.	1,098,021
1,841	DoorDash, Inc., Class A(a)	308,828
794	Expedia Group, Inc.(a)	147,946
1,098	GoDaddy, Inc., Class A(a)	216,712
19,462	Meta Platforms, Inc., Class A	11,395,195
2,728	Netflix, Inc.(a)	2,431,521
4,143	Pinterest, Inc., Class A(a)	120,147
12,501	Uber Technologies, Inc.(a)	754,060
607	VeriSign, Inc.(a)	125,625
		26,564,458
	LEISURE FACILITIES & SERVICES - 1.0%
7,366	Chipotle Mexican Grill, Inc.(a)	444,170
836	Darden Restaurants, Inc.	156,073
243	Domino’s Pizza, Inc.	102,002
1,594	Hilton Worldwide Holdings, Inc.	393,973
2,008	Las Vegas Sands Corporation	103,131
1,633	Marriott International, Inc., Class A	455,509
4,801	McDonald’s Corporation	1,391,761
1,338	Royal Caribbean Cruises LTD.	308,663
7,507	Starbucks Corporation	685,014
1,793	Yum! Brands, Inc.	240,549
		4,280,845

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	LEISURE PRODUCTS - 0.1%
426	Axon Enterprise, Inc.(a)	$253,180

	MACHINERY - 0.7%
3,226	Caterpillar, Inc.	1,170,263
1,705	Deere & Company	722,408
479	IDEX Corporation	100,250
2,347	Ingersoll Rand, Inc.	212,310
820	Parker-Hannifin Corporation	521,545
1,128	Stanley Black & Decker, Inc.	90,567
1,348	Veralto Corporation	137,294
1,629	Xylem, Inc.	188,997
		3,143,634
	MEDICAL EQUIPMENT & DEVICES - 2.4%
11,414	Abbott Laboratories	1,291,038
2,109	Agilent Technologies, Inc.	283,323
481	Align Technology, Inc.(a)	100,293
3,498	Avantor, Inc.(a)	73,703
3,911	Baxter International, Inc.	114,045
2,054	Becton Dickinson and Company	465,991
9,422	Boston Scientific Corporation(a)	841,573
1,144	Cooper Companies, Inc. (The)(a)	105,168
4,431	Danaher Corporation	1,017,136
2,385	DexCom, Inc.(a)	185,481
4,005	Edwards Lifesciences Corporation(a)	296,490
2,330	GE HealthCare Technologies, Inc.	182,159
1,334	Hologic, Inc.(a)	96,168
527	IDEXX Laboratories, Inc.(a)	217,883
1,354	Illumina, Inc.(a)	180,935
405	Insulet Corporation(a)	105,733
2,334	Intuitive Surgical, Inc.(a)	1,218,255
9,181	Medtronic PLC	733,378
132	Mettler-Toledo International, Inc.(a)	161,526
900	ResMed, Inc.	205,821
760	Revvity, Inc.	84,824

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.4% (Continued)
621	STERIS plc	$127,653
2,137	Stryker Corporation	769,427
2,620	Thermo Fisher Scientific, Inc.	1,363,003
377	Waters Corp.(a)	139,859
451	West Pharmaceutical Services, Inc.	147,730
1,237	Zimmer Biomet Holdings, Inc.	130,664
		10,639,259
	METALS & MINING - 0.1%
9,594	Freeport-McMoRan, Inc.	365,339
5,653	Newmont Corporation	210,405
		575,744
	MULTI ASSET CLASS REIT - 0.0%(b)
1,158	WP Carey, Inc.	63,088

	OFFICE REIT - 0.0%(b)
994	Alexandria Real Estate Equities, Inc.	96,965

	OIL & GAS PRODUCERS - 2.4%
1,482	Cheniere Energy, Inc.	318,437
11,503	Chevron Corporation	1,666,095
8,741	ConocoPhillips	866,845
4,746	Coterra Energy, Inc.	121,213
4,235	Devon Energy Corporation	138,612
992	Diamondback Energy, Inc.	162,519
3,669	EOG Resources, Inc.	449,746
2,468	EQT Corporation	113,799
38,249	Exxon Mobil Corporation	4,114,444
1,809	Hess Corporation	240,615
13,752	Kinder Morgan, Inc.	376,805
2,672	Marathon Petroleum Corporation	372,744
4,234	Occidental Petroleum Corporation	209,202
3,959	ONEOK, Inc.	397,484
2,843	Phillips 66	323,903
1,503	Targa Resources Corporation	268,286

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	OIL & GAS PRODUCERS - 2.4% (Continued)
2,357	Valero Energy Corporation	$288,945
8,279	Williams Companies, Inc. (The)	448,059
		10,877,753
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
6,532	Baker Hughes Company	267,943
5,871	Halliburton Company	159,632
9,071	Schlumberger Limited	347,782
		775,357
	REAL ESTATE SERVICES - 0.1%
2,185	CBRE Group, Inc., Class A(a)	286,869

	RENEWABLE ENERGY - 0.0%(b)
723	First Solar, Inc.(a)	127,422

	RESIDENTIAL REIT - 0.2%(b)
946	AvalonBay Communities, Inc.	208,092
2,357	Equity Residential	169,138
439	Essex Property Trust, Inc.	125,308
4,077	Invitation Homes, Inc.	130,342
777	Mid-America Apartment Communities, Inc.	120,101
814	Sun Communities, Inc.	100,098
		853,079
	RETAIL - CONSUMER STAPLES - 1.4%
2,963	Costco Wholesale Corporation	2,714,908
1,345	Dollar General Corporation	101,978
1,414	Dollar Tree, Inc.(a)	105,965
5,108	Kroger Company (The)	312,354
3,007	Target Corporation	406,486
27,611	Walmart, Inc.	2,494,654
		6,136,345
	RETAIL - DISCRETIONARY - 1.4%
99	AutoZone, Inc.(a)	316,998
1,502	Best Buy Company, Inc.	128,872
936	Genuine Parts Company	109,287

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
6,677	Home Depot, Inc. (The)	$2,597,285
3,857	Lowe’s Companies, Inc.	951,908
384	O’Reilly Automotive, Inc.(a)	455,347
2,102	Ross Stores, Inc.	317,970
7,438	TJX Companies, Inc. (The)	898,585
3,190	Tractor Supply Company	169,261
305	Ulta Beauty, Inc.(a)	132,654
		6,078,167
	RETAIL REIT - 0.2%
3,579	Kimco Realty Corporation	83,856
4,455	Realty Income Corporation	237,942
2,217	Simon Property Group, Inc.	381,790
		703,588
	SELF-STORAGE REIT - 0.1%
1,322	Extra Space Storage, Inc.	197,771
1,045	Public Storage	312,915
		510,686
	SEMICONDUCTORS - 10.6%
10,683	Advanced Micro Devices, Inc.(a)	1,290,400
3,197	Analog Devices, Inc.	679,235
5,175	Applied Materials, Inc.	841,610
37,843	Broadcom, Inc.	8,773,521
1,002	Entegris, Inc.	99,258
27,382	Intel Corporation	549,009
828	KLA Corporation	521,739
7,959	Lam Research Corporation	574,879
5,355	Marvell Technology, Inc.	591,460
3,381	Microchip Technology, Inc.	193,900
6,844	Micron Technology, Inc.	575,991
296	Monolithic Power Systems, Inc.	175,143
220,433	NVIDIA Corporation	29,601,948
2,864	ON Semiconductor Corporation(a)	180,575
7,018	QUALCOMM, Inc.	1,078,105
1,080	Skyworks Solutions, Inc.	95,774

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	SEMICONDUCTORS - 10.6% (Continued)
1,100	Teradyne, Inc.	$138,512
5,986	Texas Instruments, Inc.	1,122,435
		47,083,494
	SOFTWARE - 9.6%
2,923	Adobe, Inc.(a)	1,299,800
876	Akamai Technologies, Inc.(a)	83,789
550	ANSYS, Inc.(a)	185,532
1,091	Atlassian Corporation, Class A(a)	265,528
1,360	Autodesk, Inc.(a)	401,975
1,700	Cadence Design Systems, Inc.(a)	510,782
2,055	Cloudflare, Inc., Class A(a)	221,282
1,470	Crowdstrike Holdings, Inc., Class A(a)	502,975
1,859	Datadog, Inc., Class A(a)	265,633
4,458	Fortinet, Inc.(a)	421,192
3,377	Gen Digital, Inc.	92,462
279	HubSpot, Inc.(a)	194,399
1,694	Intuit, Inc.	1,064,679
67,497	Microsoft Corporation	28,449,986
415	MongoDB, Inc.(a)	96,616
10,013	Oracle Corporation	1,668,566
11,667	Palantir Technologies, Inc., Class A(a)	882,375
3,770	Palo Alto Networks, Inc.(a)	685,989
828	PTC, Inc.(a)	152,244
656	Roper Technologies, Inc.	341,022
6,042	Salesforce, Inc.	2,020,022
1,265	ServiceNow, Inc.(a)	1,341,052
1,800	Snowflake, Inc., CLASS A(a)	277,938
1,224	SS&C Technologies Holdings, Inc.	92,755
920	Synopsys, Inc.(a)	446,531
220	Tyler Technologies, Inc.(a)	126,861
1,149	Veeva Systems, Inc., Class A(a)	241,577
1,247	Workday, Inc., Class A(a)	321,763
1,566	Zoom Video Communications, Inc.(a)	127,801
		42,783,126

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	SPECIALTY FINANCE - 0.4%
3,756	American Express Company	$1,114,743
2,481	Capital One Financial Corporation	442,412
1,529	Discover Financial Services	264,869
2,177	Synchrony Financial	141,505
		1,963,529
	SPECIALTY REIT - 0.0%(b)
1,618	Iron Mountain, Inc.	170,068

	STEEL - 0.1%
1,679	Nucor Corporation	195,956
360	Reliance, Inc.	96,934
883	Steel Dynamics, Inc.	100,724
		393,614
	TECHNOLOGY HARDWARE - 8.6%
134,145	Apple, Inc.	33,592,591
6,104	Arista Networks Inc(a)	674,675
27,012	Cisco Systems, Inc.	1,599,110
4,736	Corning, Inc.	225,055
1,748	Dell Technologies, Inc., Class C	201,440
1,095	Garmin Ltd.	225,855
8,129	Hewlett Packard Enterprise Company	173,554
5,853	HP, Inc.	190,983
748	Jabil, Inc.	107,637
1,044	Motorola Solutions, Inc.	482,568
1,251	NetApp, Inc.	145,216
1,320	Seagate Technology Holdings PLC	113,929
4,703	Super Micro Computer, Inc.(a)	143,347
2,152	Western Digital Corporation(a)	128,324
289	Zebra Technologies Corporation, Class A(a)	111,618
		38,115,902
	TECHNOLOGY SERVICES - 4.2%
4,351	Accenture PLC, Class A	1,530,638
2,674	Automatic Data Processing, Inc.	782,760
3,746	Block, Inc.(a)	318,373

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
750	Booz Allen Hamilton Holding Corporation	$96,525
723	Broadridge Financial Solutions, Inc.	163,463
912	CDW Corporation	158,724
3,413	Cognizant Technology Solutions Corporation, Class A	262,460
1,370	Coinbase Global, Inc., Class A(a)	340,171
406	Corpay, Inc.(a)	137,399
2,457	CoStar Group, Inc.(a)	175,897
879	Equifax, Inc.	224,013
207	FactSet Research Systems, Inc.	99,418
133	Fair Isaac Corporation(a)	264,794
3,713	Fidelity National Information Services, Inc.	299,899
3,967	Fiserv, Inc.(a)	814,901
451	Gartner, Inc.(a)	218,496
1,781	Global Payments, Inc.	199,579
6,057	International Business Machines Corporation	1,331,510
419	Jack Henry & Associates, Inc.	73,451
918	Leidos Holdings, Inc.	132,247
6,510	Mastercard, Inc., Class A	3,427,970
1,003	Moody’s Corporation	474,790
483	MSCI, Inc.	289,805
1,957	Paychex, Inc.	274,411
7,080	PayPal Holdings, Inc.(a)	604,278
2,027	S&P Global, Inc.	1,009,507
1,225	TransUnion	113,570
934	Verisk Analytics, Inc.	257,252
14,036	Visa, Inc., Class A	4,435,936
		18,512,237
	TELECOMMUNICATIONS - 0.7%
47,597	AT&T, Inc.	1,083,784
3,261	T-Mobile US, Inc.	719,801
27,927	Verizon Communications, Inc.	1,116,800
		2,920,385

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 82.1% (Continued)
	TIMBER REIT - 0.0%(b)
5,356	Weyerhaeuser Company	$150,771

	TOBACCO & CANNABIS - 0.4%
12,069	Altria Group, Inc.	631,088
10,406	Philip Morris International, Inc.	1,252,362
		1,883,450
	TRANSPORTATION & LOGISTICS - 0.8%
12,621	CSX Corporation	407,280
3,798	Delta Air Lines, Inc.	229,779
817	Expeditors International of Washington, Inc.	90,499
1,437	FedEx Corporation	404,271
550	JB Hunt Transport Services, Inc.	93,863
1,463	Norfolk Southern Corporation	343,366
1,267	Old Dominion Freight Line, Inc.	223,499
4,220	Southwest Airlines Company	141,876
3,958	Union Pacific Corporation	902,583
1,692	United Airlines Holdings, Inc.(a)	164,293
4,913	United Parcel Service, Inc.	619,529
		3,620,838
	TRANSPORTATION EQUIPMENT - 0.2%
885	Cummins, Inc.	308,511
3,269	PACCAR, Inc.	340,041
1,125	Westinghouse Air Brake Technologies Corporation	213,289
		861,841
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,532	Archer-Daniels-Midland Company	178,437
918	Bunge Global S.A.	71,384
3,370	Sysco Corporation	257,670
		507,491

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 82.1%
	WHOLESALE - DISCRETIONARY - 0.1%
5,291	Copart, Inc.(a)			$303,650
274	Pool Corporation			93,418
				397,068

	TOTAL COMMON STOCKS (Cost $263,058,786)			365,381,598

	EXCHANGE-TRADED FUND - 18.2%
	EQUITY - 18.2%
478,746	Direxion Daily S&P 500 Bull 3X (Cost $71,400,829)			80,764,450

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	—	(e)

	TOTAL INVESTMENTS - 100.3% (Cost $334,459,615)			$446,146,048
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(1,196,432)
	NET ASSETS - 100.0%			$444,949,616

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Amount represents less than $1.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$412,865,824	$334,459,615
At fair value	$563,011,219	$446,146,048
Cash and cash equivalents	3,493,087	—
Dividends and interest receivable	105,756	201,496
Prepaid expenses	20,007	3,414
TOTAL ASSETS	566,630,069	446,350,958

LIABILITIES
Due to custodian	—	1,030,311
Investment advisory fees payable	377,937	298,481
Payable to related parties	6,324	35,471
Accrued expenses and other liabilities	8,813	37,079
TOTAL LIABILITIES	393,074	1,401,342
NET ASSETS	$566,236,995	$444,949,616

Net Assets Consist Of:
Paid in capital	$495,154,822	$389,286,670
Accumulated earnings	71,082,173	55,662,946
NET ASSETS	$566,236,995	$444,949,616

Net Asset Value Per Share:
Net Assets	$566,236,995	$444,949,616
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,450,000	8,550,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$67.01	$52.04

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $1,710 and $411, respectively)	$2,202,623	$2,371,558
Interest	637,200	260,161
TOTAL INVESTMENT INCOME	2,839,823	2,631,719

EXPENSES
Investment advisory fees	2,015,404	1,632,038
Administrative services	130,201	116,493
Custodian fees	19,895	25,465
Compliance officer fees	13,754	22,227
Audit fees	11,130	11,132
Legal fees	10,910	10,899
Trustees fees and expenses	10,484	10,488
Printing and postage expenses	8,584	8,016
Transfer agent fees	4,922	6,204
Insurance expense	3,036	2,768
Other expenses	10,558	6,420
TOTAL EXPENSES	2,238,878	1,852,150

NET INVESTMENT INCOME	600,945	779,569

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	1,248,535	2,459,308
Net realized gain (loss) on investments	14,239,442	(505,025)
Foreign currency transactions	195	—
	15,488,172	1,954,283
Net change in unrealized appreciation on investments	29,308,286	20,069,864
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	44,796,458	22,024,147

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,397,403	$22,803,716

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$600,945	$1,176,511
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	15,488,172	57,708,652
Net change in unrealized appreciation on investments	29,308,286	49,104,836
Net increase in net assets resulting from operations	45,397,403	107,989,999

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,333,495)	(992,525)
Net decrease in net assets resulting from distributions to shareholders	(1,333,495)	(992,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	32,550,118	258,121,147
Cost of shares redeemed	(5,592,920)	(197,959,846)
Net increase in net assets resulting from shares of beneficial interest	26,957,198	60,161,301

TOTAL INCREASE IN NET ASSETS	71,021,106	167,158,775

NET ASSETS
Beginning of Period	495,215,889	328,057,114
End of Period	$566,236,995	$495,215,889

SHARE ACTIVITY
Shares Sold	500,000	5,250,000
Shares Redeemed	(100,000)	(4,150,000)
Net increase in shares of beneficial interest outstanding	400,000	1,100,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
FROM OPERATIONS
Net investment income	$779,569	$1,899,614
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	1,954,283	21,947,646
Net change in unrealized appreciation on investments	20,069,864	54,415,599
Net increase in net assets resulting from operations	22,803,716	78,262,859

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,755,910)	(1,881,940)
Net decrease in net assets resulting from distributions to shareholders	(1,755,910)	(1,881,940)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	33,977,245	57,219,022
Cost of shares redeemed	(7,958,880)	(24,759,247)
Net increase in net assets resulting from shares of beneficial interest	26,018,365	32,459,775

TOTAL INCREASE IN NET ASSETS	47,066,171	108,840,694

NET ASSETS
Beginning of Period	397,883,445	289,042,751
End of Period	$444,949,616	$397,883,445

SHARE ACTIVITY
Shares Sold	650,000	1,350,000
Shares Redeemed	(150,000)	(650,000)
Net increase in shares of beneficial interest outstanding	500,000	700,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$61.52		$47.20	$36.94	$47.92	$30.21	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.07		0.16	0.23	(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	5.58		14.30	10.03	(10.80)	17.81	5.31
Total from investment operations	5.65		14.46	10.26	(10.98)	17.71	5.27
Less distributions from:
Net investment income	(0.16)		(0.14)	—	—	—	(0.00	) (5)
Net realized gains	—		—	—	—	—	(0.06)
Total distributions	(0.16)		(0.14)	—	—	—	(0.06)
Net asset value, end of period	$67.01		$61.52	$47.20	$36.94	$47.92	$30.21
Market price, end of period	$67.03		$61.52	$47.23	$36.96	$47.97	$30.25
Total return (4)	9.17	% (8)	30.70%	27.77%	(22.91)%	58.62%	21.11	% (8)
Market price total return	9.20%		30.62%	27.79%	(22.95)%	58.58%	21.27%
Net assets, at end of period (000s)	$566,237		$495,216	$328,057	$251,220	$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.85%		0.86%	0.89%	0.89%	0.91%	1.02%
Ratio of net investment income (loss) to average net assets (6)(7)	0.23%		0.31%	0.61%	(0.37)%	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	39	% (8)	124%	45%	73%	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	December 31, 2024		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$49.43		$39.33	$34.69	$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.09		0.26	0.36	0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	2.73		10.10	4.48	(5.23)		14.79	0.13
Total from investment operations	2.82		10.36	4.84	(5.20)		14.88	0.20
Less distributions from:
Net investment income	(0.21)		(0.26)	(0.20)	(0.06)		(0.08)	(0.05)
Net realized gains	—		—	—	—		—	(0.00	) (5)
Return of capital	—		—	—	(0.00	) (5)	—	(0.00	) (5)
Total distributions	(0.21)		(0.26)	(0.20)	(0.06)		(0.08)	(0.05)
Net asset value, end of period	$52.04		$49.43	$39.33	$34.69		$39.95	$25.15
Market price, end of period	$52.07		$49.47	$39.36	$34.70		$40.00	$25.12
Total return (4)	5.68	% (8)	26.48%	14.06%	(13.05)%		59.23%	0.78	% (8)
Market price total return	5.66%		26.48%	14.12%	(13.13)%		59.62%	0.66%
Net assets, at end of period (000s)	$444,950		$397,883	$289,043	$260,205		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.87%		0.89%	0.92%	0.89%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	0.37%		0.60%	1.03%	0.06%		0.27%	0.40%
Portfolio Turnover Rate (3)	32	% (8)	114%	59%	73%		3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each Fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$456,132,544		$—	$—	$456,132,544
Exchange Traded Fund	106,878,675		—	—	106,878,675
Total	$563,011,219		$—	$—	$563,011,219

HCM Defender 500 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$365,381,598		$—	$—	$365,381,598
Exchange Traded Fund	80,764,450		—	—	80,764,450
Right	—	^	—	—	—
Total	$446,146,048		$—	$—	$446,146,048

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2022 through June 30, 2024, or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the six months ended December 31, 2024, QQH and LGH had a realized loss of $195 and $0 on foreign currency transactions, respectively.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$193,016,574	$194,127,903
LGH	$134,440,971	$133,620,152

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$28,975,471	$4,285,888
LGH	$33,294,646	$7,444,976

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2024, the Adviser earned $2,015,404, and $1,632,038 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2024, and June 30, 2023, was as follows:

For the period ended June 30, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$992,525	$—	$—	$—	$992,525
HCM Defender 500 Index ETF	1,881,940	—	—	—	1,881,940

For the period ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	1,454,080	—	—	—	1,454,080

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$1,024,305	$—	$—	$(83,844,488)	$—	109,838,448	$27,018,265
HCM Defender 500 Index ETF	—	940,121	—	—	(49,048,427)	—	82,723,446	34,615,140

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions.

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$80,632,235	$3,212,253	$83,844,488	$8,073,271
HCM Defender 500 Index ETF	49,048,427	—	49,048,427	26,881,204

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of non-deductible expenses, prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$54,208,187	$(54,208,187)
HCM Defender 500 Index ETF	3,998,763	(3,998,763)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$412,865,824	$156,533,802	$(6,388,407)	$150,145,395
HCM Defender 500 Index ETF	334,459,615	116,491,209	(4,804,776)	111,686,433

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETFs
Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-770-642-4902 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	03/07/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	03/07/25